PROVISIONS - Other Risks Provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Additional provisions	€ 43,561
Other risks
Disclosure of other provisions [line items]
Additional provisions	12,393	€ 11,420	€ 8,339
Cost of sales | Other risks
Disclosure of other provisions [line items]
Additional provisions	9,563	11,420	8,065
Selling, general and administrative costs | Other risks
Disclosure of other provisions [line items]
Additional provisions	€ 2,830	€ 0	€ 274